Subsequent Events - Replacement of 2015 Warehouse Facility (Details) (10-K)	Jan. 21, 2016 USD ($) Loans	Jun. 10, 2015	Jun. 03, 2015	May 27, 2015	Jan. 16, 2015	Jan. 15, 2015	Sep. 27, 2013	Jan. 21, 2018 USD ($)	Jan. 30, 2017 USD ($)	Jan. 21, 2017 USD ($)	Sep. 30, 2016 USD ($)	Feb. 24, 2016 USD ($)	Jan. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity											$ 10,000,000			$ 10,000,000
Variable Interest Entity, Primary Beneficiary [Member]
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity											4,600,000,000
Subsequent Event [Member]
Line of Credit Facility [Line Items]
Number of bilateral conduit facilities | Loans	4
Line of credit, maximum borrowing capacity	$ 2,400,000,000
OneMain Financial B1 Warehouse Trust [Member] | Subsequent Event [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity	$ 55,000,000,000,000,000
Funding period	3 years
Line of Credit Facility, Fair Value of Amount Outstanding												$ 49,000,000,000
OneMain Financial B1 Warehouse Trust [Member] | Scenario, Forecast [Member] | Subsequent Event [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
line of credit facility, remaining borrowing capacity, reduction								$ 35,000,000,000,000,000		$ 45,000,000,000,000,000
OneMain Financial B4 Warehouse Trust [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity											750,000,000
OneMain Financial B4 Warehouse Trust [Member] | Subsequent Event [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity	$ 75,000,000,000,000,000
Funding period	3 years
Line of Credit Facility, Fair Value of Amount Outstanding												46,000,000,000
OneMain Financial B2 Warehouse Trust [Member] | Subsequent Event [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity	$ 75,000,000,000,000,000
Funding period	3 years
Line of Credit Facility, Fair Value of Amount Outstanding												25,000,000,000
OneMain Financial B3 Warehouse Trust [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity											$ 350,000,000
OneMain Financial B3 Warehouse Trust [Member] | Subsequent Event [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain [Member]
Line of Credit Facility [Line Items]
Line of credit, maximum borrowing capacity	$ 35,000,000,000,000,000
Funding period	3 years
Line of Credit Facility, Fair Value of Amount Outstanding												$ 0
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | First Avenue Funding LLC 2015 [Member]
Line of Credit Facility [Line Items]
Funding period		2 years
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Second Avenue funding, LLC securitization [Member]
Line of Credit Facility [Line Items]
Funding period			3 years
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Mill River 2015 VFN1 [Member] [Member]
Line of Credit Facility [Line Items]
Funding period				3 years
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Sumner Brook Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Funding period					3 years	2 years
Asset-backed Securities [Member] | Variable Interest Entity, Primary Beneficiary [Member] | Springleaf Funding Trust 2013 VFN1 [Member]
Line of Credit Facility [Line Items]
Funding period							2 years
Warehouse Agreement Borrowings [Member] | Scenario, Forecast [Member] | Variable Interest Entity, Primary Beneficiary [Member] | OneMain Financial Holdings, Inc. [Member]
Line of Credit Facility [Line Items]
line of credit facility, remaining borrowing capacity, reduction									$ 100,000,000,000,000,000				$ 50,000,000,000,000,000